UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _7/31

Date of reporting period:  04/30/16

Item 1. Schedule of Investments.

FRANKLIN GOLD AND PRECIOUS METALS FUND

Statement of Investments, April 30, 2016 (unaudited)
Franklin Gold and Precious Metals Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 98.1%
Gold & Diversified Resources 3.2%
[a] Imperial Metals Corp	Canada	1,496,100	$6,907,555
[b] Nevsun Resources Ltd., 144A	Canada	5,400,000	20,195,367
Sandfire Resources NL	Australia	1,762,870	7,948,039
			35,050,961
Gold Exploration & Development 9.8%
[a] Belo Sun Mining Corp	Canada	6,000,000	4,736,653
[a,b] Belo Sun Mining Corp., 144A	Canada	3,800,000	2,999,880
[a,c] Chalice Gold Mines Ltd	Australia	31,072,008	3,779,848
[a] Continental Gold Inc	Canada	5,102,600	11,270,844
[a,d] Great Basin Gold Ltd., 144A	South Africa	13,185,700	26,371
[a] Integra Gold Corp	Canada	1,299,100	714,787
[a,b,c] INV Metals Inc., 144A	Canada	3,765,000	2,071,568
[a,b] Ivanhoe Mines Ltd., 144A	Canada	6,185,000	5,129,301
[a] Ivanhoe Mines Ltd., A	Canada	4,658,400	3,863,272
[a,c] Kula Gold Ltd	Australia	50,871,219	1,082,967
[a,c] Kula Gold Ltd., wts., 11/28/16	Australia	7,600,000	—
[a,c] Lion One Metals Ltd	Canada	1,000,000	574,140
[a,b,c] Lion One Metals Ltd., 144A.	Canada	2,935,000	1,685,100
[a,c] Lydian International Ltd	Canada	4,875,000	1,107,910
[a,b,c] Lydian International Ltd., 144A	Canada	7,750,000	1,761,294
[a,b,c] Lydian International Ltd., 144A (units consisting of common stock and wts.)	Canada	28,500,000	6,590,646
[a] Midas Gold Corp	Canada	1,967,400	1,066,809
[a,b] Midas Gold Corp., 144A	Canada	4,030,000	2,185,240
[a,c] Nautilus Minerals Inc	Canada	9,432,015	1,165,793
[a,b,c] Nautilus Minerals Inc., 144A	Canada	28,535,816	3,527,014
[a] Pretium Resources Inc	Canada	2,264,200	18,650,920
[a,c] RTG Mining Inc	Australia	1,769,918	818,590
[a,b,c] RTG Mining Inc., 144A	Australia	2,397,790	1,108,982
[a,c] RTG Mining Inc., IDR	Australia	6,454,427	2,576,333
[a,c] RTG Mining Inc., wts., 6/04/17	Australia	116,666	—
[a] St. Augustine Gold and Copper Ltd	Philippines	8,136,836	616,402
[a,b] St. Augustine Gold and Copper Ltd., 144A (CAD Traded)	Philippines	16,383,333	1,241,112
[a,b] St. Augustine Gold and Copper Ltd., 144A (USD Traded)	Philippines	10,000,000	757,546
[a,b] St. Augustine Gold and Copper Ltd., wts., 144A, 12/22/16	Philippines	5,000,000	—
[a] Stornoway Diamond Corp	Canada	25,250,000	20,940,154
[a,b] Stornoway Diamond Corp., wts., 144A, 7/08/16	Canada	13,750,000	1,370,559
[a] TMAC Resources Inc	Canada	490,000	4,501,256
			107,921,291
Long Life Gold Mines 64.0%
Agnico Eagle Mines Ltd. (CAD Traded)	Canada	277,797	13,138,344
Agnico Eagle Mines Ltd. (USD Traded)	Canada	190,000	8,969,900
Alamos Gold Inc., A	Canada	4,063,316	29,323,400
[a] AngloGold Ashanti Ltd., ADR	South Africa	5,244,823	86,277,338
[a] Aurico Metals Inc	Canada	1,544,820	1,108,678
[a] B2Gold Corp	Canada	24,168,694	53,770,309
Barrick Gold Corp	Canada	1,801,283	34,890,852
[a] Beadell Resources Ltd	Australia	26,378,639	6,217,260
Centamin PLC	Egypt	3,800,000	6,713,734
[b] Centamin PLC, 144A	Egypt	23,945,200	42,771,220
Centerra Gold Inc	Canada	930,700	5,150,559
[b] Centerra Gold Inc., 144A	Canada	2,893,400	16,012,277

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN GOLD AND PRECIOUS METALS FUND

Franklin Gold and Precious Metals Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Long Life Gold Mines (continued)
[a] Detour Gold Corp	Canada	1,566,300	$33,610,409
Eldorado Gold Corp	Canada	9,684,000	40,850,333
Gold Fields Ltd	South Africa	427,411	1,942,122
Goldcorp Inc	Canada	1,958,845	39,470,727
G-Resources Group Ltd	Hong Kong	303,769,400	6,970,736
[a,c] Guyana Goldfields Inc	Canada	381,000	2,211,778
[a,b,c] Guyana Goldfields Inc., 144A	Canada	8,170,000	47,428,412
[a] Newcrest Mining Ltd	Australia	3,618,461	52,188,668
Newmont Mining Corp	United States	160,614	5,616,672
OceanaGold Corp	Australia	12,693,588	45,448,116
[a,e] Perseus Mining Ltd, wts., 4/19/19	Australia	19,006,000	1,878,534
[a] Perseus Mining Ltd	Australia	38,012,000	16,473,298
Randgold Resources Ltd., ADR	United Kingdom	326,023	32,765,311
[a] SEMAFO Inc	Canada	2,010,000	8,959,691
Tahoe Resources Inc	United States	1,105,600	15,622,369
[b] Tahoe Resources Inc., 144A	United States	815,000	11,516,128
[a] Teranga Gold Corp	Canada	4,000,000	3,189,665
[a] Teranga Gold Corp., IDR	Canada	1,538,759	1,123,122
[a] Torex Gold Resources Inc	Canada	5,875,000	10,447,151
[a,b] Torex Gold Resources Inc., 144A.	Canada	12,750,000	22,672,541
			704,729,654
Medium Life Gold Mines 10.6%
Acacia Mining PLC.	United Kingdom	7,398,028	38,033,477
[a] Alacer Gold Corp	United States	2,079,700	5,638,515
[a,b] Alacer Gold Corp., 144A	United States	1,500,000	4,066,823
[a] China Gold International Resources Corp. Ltd	China	326,100	583,519
[a,b] China Gold International Resources Corp. Ltd., 144A.	China	598,100	1,211,414
[a] Kinross Gold Corp	Canada	1,265,194	7,213,538
[a] Primero Mining Corp	Canada	3,626,400	6,824,532
[a,b] Primero Mining Corp., 144A	Canada	2,600,000	4,892,947
[a,f] Primero Mining Corp., Reg D.	Canada	250,000	470,476
[a,c] Red 5 Ltd	Australia	95,451,110	6,821,719
[a] St Barbara Ltd	Australia	23,328,991	41,149,913
			116,906,873
Platinum & Palladium 7.0%
[a] Anglo American Platinum Ltd	South Africa	349,656	10,100,289
[a] Eastern Platinum Ltd	Canada	4,345,602	3,049,424
[a] Impala Platinum Holdings Ltd	South Africa	2,365,000	9,802,661
[a] Impala Platinum Holdings Ltd., ADR	South Africa	1,506,100	6,325,620
[a] Northam Platinum Ltd	South Africa	1,059,019	3,609,075
[a,b,c] Platinum Group Metals Ltd., 144A	Canada	1,077,600	3,566,078
[a,c] Platinum Group Metals Ltd. (CAD Traded)	Canada	5,834,082	19,306,599
[a,c] Platinum Group Metals Ltd. (USD Traded)	Canada	5,399,300	17,925,676
[a] Royal Bafokeng Platinum Ltd	South Africa	919,704	2,817,055
			76,502,477
Silver Mines 3.5%
Fresnillo PLC.	Mexico	1,160,000	18,867,197
[a] Hochschild Mining PLC	Peru	3,418,520	7,780,731
[a] MAG Silver Corp	Canada	655,000	8,503,170

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FRANKLIN GOLD AND PRECIOUS METALS FUND

Franklin Gold and Precious Metals Fund (continued)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Silver Mines (continued)
[a,b] MAG Silver Corp., 144A	Canada	240,000	$3,115,665
			38,266,763
Total Common Stocks and Other Equity Interests
(Cost $1,016,789,450)			1,079,378,019

Short Term Investments (Cost $20,410,841) 1.8%
Money Market Funds 1.8%
[a,g] Institutional Fiduciary Trust Money Market Portfolio	United States	20,410,841	20,410,841
Total Investments (Cost $1,037,200,291) 99.9%			1,099,788,860
Other Assets, less Liabilities 0.1%.			817,187
Net Assets 100.0%			$1,100,606,047

See Abbreviations on page 7.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
April 30, 2016, the aggregate value of these securities was $207,877,114, representing 18.89% of net assets.
cSee Note 6 regarding holdings of 5% voting securities.
dSee Note 5 regarding restricted securities.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2016, the value of this security was $1,878,534, representing 0.17%
of net assets.
fSecurity was purchased pursuant to Regulation D under the Securities Act of 1933. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the
Fund’s Board of Trustees. At April 30, 2016, the value of this security was $470,476, representing 0.04% of net assets.
gSee Note 7 regarding investments in affiliated management investment companies.

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FRANKLIN GOLD AND PRECIOUS METALS FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy

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FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At April 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,172,530,769

Unrealized appreciation.	$342,350,141
Unrealized depreciation.	(415,092,050)
Net unrealized appreciation (depreciation)	$(72,741,909)

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. RESTRICTED SECURITIES

At April 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value
13,185,700	Great Basin Gold Ltd., 144A (Value is 0.00%[a] of Net Assets)	3/26/12	$9,977,073	$26,371
[a]Rounds to less than 0.01% of net assets.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the nine months ended April 30, 2016, were as shown below.

	Number of
	Shares/			Number of
	Warrants			Shares/
	Held			Warrants	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)

Non-Controlled Affiliates
Amara Mining PLC, 144A	52,100,000	3,800,000	(55,900,000)[a]	—	$—	$—	$—
Chalice Gold Mines Ltd	31,072,008	—	—	31,072,008	3,779,848	—	—
Guyana Goldfields Inc	593,100	87,900	(300,000)	381,000	2,211,778	—	215,486
Guyana Goldfields Inc., 144A	8,620,000	—	(450,000)	8,170,000	47,428,412	—	(265,200)

|5

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)

	Number of
	Shares/			Number of
	Warrants			Shares/
	Held			Warrants	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Capital
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)
INV Metals Inc., 144A.	3,765,000	—	—	3,765,000	$2,071,568	$—	$—
Kula Gold Ltd	50,871,219	—	—	50,871,219	1,082,967	—	—
Kula Gold Ltd., wts., 11/28/16	7,600,000	—	—	7,600,000	—	—	—
Lion One Metals Ltd	1,000,000	—	—	1,000,000	574,140	—	—
Lion One Metals Ltd., 144A	2,935,000	—	—	2,935,000	1,685,100	—	—
Lydian International Ltd	4,875,000	—	—	4,875,000	1,107,910	—	—
Lydian International Ltd., 144A	7,750,000	—	—	7,750,000	1,761,294	—	—
Lydian International Ltd., 144A
(units consisting of common
stock and wts.)	—	28,500,000	—	28,500,000	6,590,646	—	—
Nautilus Minerals Inc	3,711,450	5,720,565	—	9,432,015	1,165,793	—	—
Nautilus Minerals Inc., 144A	11,228,698	17,307,118	—	28,535,816	3,527,014	—	—
Platinum Group Metals Ltd.,
144A.	10,776,000	—	(9,698,400)[a]	1,077,600	3,566,078	—	—
Platinum Group Metals Ltd. (CAD
Traded)	37,640,820	20,800,000	(52,606,738)[a]	5,834,082	19,306,599	—	—
Platinum Group Metals Ltd. (USD
Traded)	26,000,000	27,993,000	(48,593,700)[a]	5,399,300	17,925,676	—	—
Red 5 Ltd	95,451,110	—	—	95,451,110	6,821,719	—	—
Romarco Minerals Inc	44,780,700	—	(44,780,700)[a]	—	—	—	(7,194,555)
Romarco Minerals Inc., 144A	25,517,600	—	(25,517,600)[a]	—	—	—	—
RTG Mining Inc	1,769,918	—	—	1,769,918	818,590	—	—
RTG Mining Inc., 144A	2,397,790	—	—	2,397,790	1,108,982	—	—
RTG Mining Inc., IDR	6,034,078	420,349	—	6,454,427	2,576,333	—	—
RTG Mining Inc., wts., 6/04/17	116,666	—	—	116,666	—	—	—
St Barbara Ltd	30,228,991	—	(6,900,000)	23,328,991	—[b]	—	(4,667,264)
Total Affiliated Securities (Value is 11.37% of Net Assets)					$125,110,447	$—	$11,911,533

aGross addition/reduction was the result of various corporate actions.
bAs of April 30, 2016, no longer an affiliate.

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	10,038,599	96,622,767	(86,250,525)	20,410,841	$20,410,841	$-	$-	0.10%

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FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

	• Level 1 – quoted prices in active markets for identical financial instruments

	• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates,
	prepayment speed, credit risk, etc.)

	• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial
	instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

			Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
	Gold Exploration & Development.		$104,115,072	$3,779,848	$26,371	$107,921,291
	Long Life Gold Mines.		702,851,120	—	1,878,534	704,729,654
	All Other Equity Investments[b]		266,727,074	—	—	266,727,074
Short Term Investments			20,410,841	—	—	20,410,841
	Total Investments in Securities		$1,094,104,107	$3,779,848	$1,904,905	$1,099,788,860
[a]Includes common stocks as well as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

9. SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations
Currency		Selected Portfolio
CAD	Canadian Dollar	ADR	American Depositary Receipt
USD	United States Dollar	IDR	International Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|7

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 24, 2016

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

 Chief Accounting Officer

Date June 24, 2016